CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 18,420,480	$ 1,953,780	$ 994
Prepaid expenses and other current assets	279,674	127,197	0
Prepaid rent, current	80,000	0
Total current assets	18,780,154	2,080,977	994
Property and equipment, net	1,298,894	189,612	0
Prepaid rent, non-current	320,000	0	0
Deferred offering costs	0	88,319
Other assets	8,569	6,959	0
Total assets	20,407,617	2,365,867	994
Current liabilities:
Accounts payable	1,489,114	361,038	1,875
Accrued expenses	456,263	243,623	10,406
Convertible promissory notes, net	0	829,298	0
Derivative liabilities	0	6,277,000	0
Total current liabilities	1,945,377	7,710,959	12,281
Commitments and contingencies
Stockholders' equity (deficit)
Preferred Stock, $0.00001 par value, 10,000,000 and 0 shares authorized at September 30, 2014 and December 31, 2013, respectively; no shares issued or outstanding.	0	0	0
Common Stock, $0.00001 par value, 50,000,000 and 40,000,000 shares authorized at September 30, 2014 and December 31, 2013, respectively; 9,490,435 and 2,708,217 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively.	94	27	19
Additional paid-in capital	60,583,614	197,249	9,981
Accumulated deficit	(42,121,468)	(5,542,368)	(21,287)
Total stockholders’ equity (deficit)	18,462,240	(5,345,092)	(11,287)
Total liabilities and stockholders’ equity (deficit)	$ 20,407,617	$ 2,365,867	$ 994